Earnings Per Share (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average common shares - basic	2,586,982	2,275,979	2,377,691	2,231,671
Weighted average common shares - diluted	2,586,982	2,275,979	2,377,691	2,231,671
Antidilutive securities	47,446	116,990	63,236	126,324